Distribution Date:	08/12/26	Benchmark 2024-V5 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V5

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Helaine M. Kaplan	cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	18
			Liat Heller	liat.heller@rialtocapital.com

Delinquency Loan Detail	19		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	BellOak, LLC

Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	22
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Holder	RREF IV Debt AIV, LP, c/o Rialto Capital Management LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163XAW3	5.323500%	365,000.00	190,645.66	5,388.43	845.75	0.00	0.00	6,234.18	185,257.23	30.01%	30.00%
A-3	08163XAY9	5.805300%	600,884,000.00	600,884,000.00	0.00	2,906,926.57	0.00	0.00	2,906,926.57	600,884,000.00	30.01%	30.00%
A-M	08163XBA0	6.417100%	120,250,000.00	120,250,000.00	0.00	643,046.90	0.00	0.00	643,046.90	120,250,000.00	16.00%	16.00%
B	08163XBB8	6.059400%	37,578,000.00	37,578,000.00	0.00	189,750.11	0.00	0.00	189,750.11	37,578,000.00	11.63%	11.63%
C	08163XBC6	7.204875%	26,842,000.00	26,842,000.00	0.00	161,161.04	0.00	0.00	161,161.04	26,842,000.00	8.50%	8.50%
D	08163XAG8	4.000000%	12,884,000.00	12,884,000.00	0.00	42,946.67	0.00	0.00	42,946.67	12,884,000.00	7.00%	7.00%
E	08163XAJ2	4.000000%	8,589,000.00	8,589,000.00	0.00	28,630.00	0.00	0.00	28,630.00	8,589,000.00	6.00%	6.00%
F	08163XAL7	4.000000%	15,031,000.00	15,031,000.00	0.00	50,103.33	0.00	0.00	50,103.33	15,031,000.00	4.25%	4.25%
G-RR	08163XAN3	7.204875%	8,589,000.00	8,589,000.00	0.00	51,568.89	0.00	0.00	51,568.89	8,589,000.00	3.25%	3.25%
J-RR*	08163XAQ6	7.204875%	27,915,964.00	27,915,964.00	0.00	103,310.16	0.00	0.00	103,310.16	27,915,964.00	0.00%	0.00%
VRR Interest	08163XAU7	7.204875%	25,880,653.00	25,875,399.47	162.36	153,420.10	0.00	0.00	153,582.46	25,875,237.11	0.00%	0.00%
R	08163XAS2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			884,808,617.00	884,629,009.13	5,550.79	4,331,709.52	0.00	0.00	4,337,260.31	884,623,458.34

X-A	08163XAZ6	1.297711%	721,499,000.00	721,324,645.66	0.00	780,058.93	0.00	0.00	780,058.93	721,319,257.23
X-B	08163XAA1	1.145475%	37,578,000.00	37,578,000.00	0.00	35,870.54	0.00	0.00	35,870.54	37,578,000.00
X-D	08163XAC7	3.204875%	21,473,000.00	21,473,000.00	0.00	57,348.56	0.00	0.00	57,348.56	21,473,000.00
X-F	08163XAE3	3.204875%	15,031,000.00	15,031,000.00	0.00	40,143.73	0.00	0.00	40,143.73	15,031,000.00
Notional SubTotal			795,581,000.00	795,406,645.66	0.00	913,421.76	0.00	0.00	913,421.76	795,401,257.23

Deal Distribution Total					5,550.79	5,245,131.28	0.00	0.00	5,250,682.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163XAW3	522.31687671	14.76282192	2.31712329	0.00000000	0.00000000	0.00000000	0.00000000	17.07994521	507.55405479
A-3	08163XAY9	1,000.00000000	0.00000000	4.83775000	0.00000000	0.00000000	0.00000000	0.00000000	4.83775000	1,000.00000000
A-M	08163XBA0	1,000.00000000	0.00000000	5.34758337	0.00000000	0.00000000	0.00000000	0.00000000	5.34758337	1,000.00000000
B	08163XBB8	1,000.00000000	0.00000000	5.04949997	0.00000000	0.00000000	0.00000000	0.00000000	5.04949997	1,000.00000000
C	08163XBC6	1,000.00000000	0.00000000	6.00406229	0.00000000	0.00000000	0.00000000	0.00000000	6.00406229	1,000.00000000
D	08163XAG8	1,000.00000000	0.00000000	3.33333359	0.00000000	0.00000000	0.00000000	0.00000000	3.33333359	1,000.00000000
E	08163XAJ2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	08163XAL7	1,000.00000000	0.00000000	3.33333311	0.00000000	0.00000000	0.00000000	0.00000000	3.33333311	1,000.00000000
G-RR	08163XAN3	1,000.00000000	0.00000000	6.00406217	0.00000000	0.00000000	0.00000000	0.00000000	6.00406217	1,000.00000000
J-RR	08163XAQ6	1,000.00000000	0.00000000	3.70075560	2.30330645	21.69783748	0.00000000	0.00000000	3.70075560	1,000.00000000
VRR Interest	08163XAU7	999.79700937	0.00627341	5.92798412	0.07485978	0.70520014	0.00000000	0.00000000	5.93425753	999.79073596
R	08163XAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163XAZ6	999.75834431	0.00000000	1.08116426	0.00000000	0.00000000	0.00000000	0.00000000	1.08116426	999.75087593
X-B	08163XAA1	1,000.00000000	0.00000000	0.95456224	0.00000000	0.00000000	0.00000000	0.00000000	0.95456224	1,000.00000000
X-D	08163XAC7	1,000.00000000	0.00000000	2.67072882	0.00000000	0.00000000	0.00000000	0.00000000	2.67072882	1,000.00000000
X-F	08163XAE3	1,000.00000000	0.00000000	2.67072916	0.00000000	0.00000000	0.00000000	0.00000000	2.67072916	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	845.75	0.00	845.75	0.00	0.00	0.00	845.75	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,906,926.57	0.00	2,906,926.57	0.00	0.00	0.00	2,906,926.57	0.00
X-A	07/01/26 - 07/30/26	30	0.00	780,058.93	0.00	780,058.93	0.00	0.00	0.00	780,058.93	0.00
X-B	07/01/26 - 07/30/26	30	0.00	35,870.54	0.00	35,870.54	0.00	0.00	0.00	35,870.54	0.00
X-D	07/01/26 - 07/30/26	30	0.00	57,348.56	0.00	57,348.56	0.00	0.00	0.00	57,348.56	0.00
X-F	07/01/26 - 07/30/26	30	0.00	40,143.73	0.00	40,143.73	0.00	0.00	0.00	40,143.73	0.00
A-M	07/01/26 - 07/30/26	30	0.00	643,046.90	0.00	643,046.90	0.00	0.00	0.00	643,046.90	0.00
B	07/01/26 - 07/30/26	30	0.00	189,750.11	0.00	189,750.11	0.00	0.00	0.00	189,750.11	0.00
C	07/01/26 - 07/30/26	30	0.00	161,161.04	0.00	161,161.04	0.00	0.00	0.00	161,161.04	0.00
D	07/01/26 - 07/30/26	30	0.00	42,946.67	0.00	42,946.67	0.00	0.00	0.00	42,946.67	0.00
E	07/01/26 - 07/30/26	30	0.00	28,630.00	0.00	28,630.00	0.00	0.00	0.00	28,630.00	0.00
F	07/01/26 - 07/30/26	30	0.00	50,103.33	0.00	50,103.33	0.00	0.00	0.00	50,103.33	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	51,568.89	0.00	51,568.89	0.00	0.00	0.00	51,568.89	0.00
J-RR	07/01/26 - 07/30/26	30	541,417.03	167,609.19	0.00	167,609.19	64,299.02	0.00	0.00	103,310.16	605,716.05
VRR Interest	07/01/26 - 07/30/26	30	16,313.62	155,357.51	0.00	155,357.51	1,937.42	0.00	0.00	153,420.10	18,251.04
Totals			557,730.65	5,311,367.72	0.00	5,311,367.72	66,236.44	0.00	0.00	5,245,131.28	623,967.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	5,250,682.07
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,326,417.47	Master Servicing Fee	4,986.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,112.79
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	380.88
ARD Interest	0.00	Operating Advisor Fee	1,569.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,326,417.47	Total Fees	15,049.72

Principal		Expenses/Reimbursements
Scheduled Principal	5,550.79	Reimbursement for Interest on Advances	306.98
Unscheduled Principal Collections		ASER Amount	45,929.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,550.79	Total Expenses/Reimbursements	66,236.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,245,131.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,550.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,250,682.07
Total Funds Collected	5,331,968.26	Total Funds Distributed	5,331,968.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	884,629,009.13	884,629,009.13	Beginning Certificate Balance	884,629,009.13
(-) Scheduled Principal Collections	5,550.79	5,550.79	(-) Principal Distributions	5,550.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	884,623,458.34	884,623,458.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	884,629,009.13	884,629,009.13	Ending Certificate Balance	884,623,458.34
Ending Actual Collateral Balance	884,623,458.34	884,623,458.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP
$9,999,999 or less	15	89,456,508.34	10.11%	28	7.6042	1.010895	1.49 or less	24	354,011,508.34	40.02%	29	7.2425	1.083478
$10,000,000 to $19,999,999	17	231,375,000.00	26.16%	28	7.2560	1.637697	1.50 to 1.99	16	322,395,000.00	36.44%	28	7.3506	1.761992
$20,000,000 to $29,999,999	6	136,366,950.00	15.42%	29	6.8186	1.797004	2.00 to 2.81	7	152,716,950.00	17.26%	29	6.5610	2.237440
$30,000,000 to $39,999,999	6	186,925,000.00	21.13%	29	7.2392	1.580638	2.82 or greater	0	0.00	0.00%	0	0.0000	0.000000
$40,000,000.00 or greater	3	185,000,000.00	20.91%	29	6.9924	1.532162	Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	55,500,000.00	6.27%	28	4.5000	NAP
							Defeased	38	55,500,000.00	6.27%	28	4.5000	NAP
Alabama	1	7,094,000.00	0.80%	29	6.7400	0.670000
							Industrial	14	139,616,950.00	15.78%	29	6.8303	1.990747
Arkansas	1	14,677,000.00	1.66%	28	7.5850	1.860000
							Lodging	6	108,856,508.34	12.31%	28	7.8996	1.216011
California	3	59,106,000.00	6.68%	29	7.4953	2.046433
							Mixed Use	2	9,647,000.00	1.09%	27	8.4532	1.283737
Connecticut	3	4,185,000.00	0.47%	28	7.4800	1.670000
							Mobile Home Park	1	18,100,000.00	2.05%	29	7.2750	2.130000
Florida	3	102,000,000.00	11.53%	28	7.6006	1.645294
							Multi-Family	27	258,492,999.99	29.22%	29	7.0546	1.156415
Georgia	4	22,606,000.00	2.56%	29	6.5236	0.373773
							Other	1	18,440,000.00	2.08%	29	6.6700	1.320000
Illinois	2	65,375,000.00	7.39%	29	7.1527	1.797744
							Retail	7	236,360,000.00	26.72%	29	7.0621	1.943108
Indiana	1	3,053,000.00	0.35%	28	7.5850	1.860000
							Self Storage	6	39,610,000.00	4.48%	29	7.4022	1.250371
Louisiana	1	9,400,000.00	1.06%	29	7.2900	1.370000
							Totals	102	884,623,458.34	100.00%	29	6.9922	1.589544
Michigan	9	115,176,000.00	13.02%	29	7.1925	1.450670

Mississippi	1	5,633,558.00	0.64%	30	5.6900	2.240000

Missouri	1	5,358,203.00	0.61%	30	5.6900	2.240000

Nebraska	1	20,431,000.00	2.31%	28	7.5850	1.860000

New Jersey	8	80,985,333.00	9.15%	29	6.6756	1.839471

New York	9	86,399,999.99	9.77%	29	7.1786	1.284954

North Carolina	2	30,250,000.00	3.42%	29	7.7595	1.023140

Ohio	3	18,724,841.34	2.12%	28	7.5204	1.292130

Pennsylvania	1	6,666,667.00	0.75%	27	8.7050	0.950000

South Carolina	2	22,903,304.00	2.59%	29	6.4310	1.498993

Tennessee	2	16,253,000.00	1.84%	27	7.9694	1.756634

Texas	3	37,354,166.00	4.22%	29	7.3434	1.157956

Virginia	1	73,960,000.00	8.36%	28	6.6006	1.790000

Wisconsin	2	21,531,386.00	2.43%	29	6.5293	1.452090

Totals	102	884,623,458.34	100.00%	29	6.9922	1.589544

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP
	5.9999% or less	1	29,616,950.00	3.35%	30	5.6900	2.240000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.4999%	1	11,350,000.00	1.28%	29	6.3090	0.080000	13 months or greater	47	829,123,458.34	93.73%	29	7.1590	1.559859
	6.5000% to 6.9999%	16	341,650,000.00	38.62%	29	6.6853	1.562639	Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
	7.0000 or greater	29	446,506,508.34	50.47%	29	7.6406	1.550236
	Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP
	59 months or less	47	829,123,458.34	93.73%	29	7.1590	1.559859	Interest Only	46	820,808,617.00	92.79%	29	7.1545	1.568266
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or less	1	8,314,841.34	0.94%	29	7.6100	0.730000
	Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544	360 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	55,500,000.00	6.27%	28	4.5000	NAP			No outstanding loans in this group
Underwriter's Information		1	9,400,000.00	1.06%	29	7.2900	1.370000
	12 months or less	45	769,723,458.34	87.01%	29	7.1938	1.533587
	13 months to 24 months	1	50,000,000.00	5.65%	29	6.6000	2.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	884,623,458.34	100.00%	29	6.9922	1.589544
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30322144	MF	Various	MI	Actual/360	7.320%	472,750.00	0.00	0.00	N/A	01/06/29	--	75,000,000.00	75,000,000.00	08/06/26
2A1-2	30322145	RT	McLean	VA	Actual/360	6.601%	170,515.50	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	08/06/26
2A1-4	30322146				Actual/360	6.601%	56,838.50	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	08/06/26
2A2-2	30322147				Actual/360	6.601%	113,677.00	0.00	0.00	N/A	12/06/28	--	20,000,000.00	20,000,000.00	08/06/26
2A2-4	30322148				Actual/360	6.601%	79,346.55	0.00	0.00	N/A	12/06/28	--	13,960,000.00	13,960,000.00	08/06/26
3A1	30322149	IN	Various	Various	Actual/360	7.585%	195,945.83	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	08/06/26
3A2	30322150				Actual/360	7.585%	97,972.92	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	08/06/26
3A3	30322151				Actual/360	7.585%	65,315.28	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	08/06/26
3A4	30322152				Actual/360	7.585%	32,657.64	0.00	0.00	N/A	12/06/28	--	5,000,000.00	5,000,000.00	08/06/26
4A1	30510308	LO	Orlando	FL	Actual/360	7.750%	200,208.33	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	08/06/26
4A2	30510331				Actual/360	7.750%	100,104.17	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	08/06/26
4A3	30510332				Actual/360	7.750%	100,104.17	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	08/06/26
5A1	30510392	MF	Various	NY	Actual/360	6.910%	357,016.67	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	08/06/26
6	30510348	SS	Various	Various	Actual/360	4.500%	215,062.50	0.00	0.00	N/A	12/06/28	--	55,500,000.00	55,500,000.00	08/06/26
7A1	30510350	IN	Manteno	IL	Actual/360	6.600%	284,166.67	0.00	0.00	N/A	01/06/29	--	50,000,000.00	50,000,000.00	08/06/26
8A1-C1	30322153	RT	Paramus	NJ	Actual/360	6.613%	113,890.56	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	08/06/26
8A1-C2	30322154				Actual/360	6.613%	56,945.28	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	08/06/26
8A2-C1	30322155				Actual/360	6.613%	85,417.92	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	08/06/26
9	30510387	RT	Fort Lauderdale	FL	Actual/360	7.310%	226,610.00	0.00	0.00	N/A	01/06/29	--	36,000,000.00	36,000,000.00	08/06/26
10A2-1	30322159	RT	Riverside	CA	Actual/360	7.919%	136,382.78	0.00	0.00	N/A	01/01/29	--	20,000,000.00	20,000,000.00	08/01/26
10A2-2	30322160				Actual/360	7.919%	102,287.08	0.00	0.00	N/A	01/01/29	--	15,000,000.00	15,000,000.00	08/01/26
11	30510353	SS	San Antonio	TX	Actual/360	7.420%	197,593.57	0.00	0.00	N/A	01/06/29	--	30,925,000.00	30,925,000.00	08/06/26
12	30510354	MF	Various	MI	Actual/360	6.750%	174,375.00	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	08/06/26
13	30530294	IN	Various	Various	Actual/360	5.690%	145,114.83	0.00	0.00	N/A	02/06/29	--	29,616,950.00	29,616,950.00	08/06/26
14	30510279	MF	Jersey City	NJ	Actual/360	6.630%	142,729.17	0.00	0.00	N/A	12/06/28	--	25,000,000.00	25,000,000.00	08/06/26
15	30530293	RT	Burlington	NC	Actual/360	7.950%	148,896.88	0.00	0.00	N/A	01/06/29	--	21,750,000.00	21,750,000.00	08/06/26
16	30510371	RT	Summerville	SC	Actual/360	6.600%	105,994.17	0.00	0.00	N/A	01/06/29	--	18,650,000.00	18,650,000.00	08/06/26
17	30510342	98	Appleton	WI	Actual/360	6.670%	105,912.19	0.00	0.00	N/A	01/06/29	--	18,440,000.00	18,440,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A1	30510372	MF	Various	Various	Actual/360	6.740%	58,038.89	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	02/06/26
18A2	30510373				Actual/360	6.740%	48,462.47	0.00	0.00	N/A	01/06/29	--	8,350,000.00	8,350,000.00	02/06/26
19	30322143	MH	La Verne	CA	Actual/360	7.275%	113,388.96	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	08/06/26
20	30510271	LO	Schaumburg	IL	Actual/360	8.950%	118,494.27	0.00	0.00	N/A	12/06/28	--	15,375,000.00	15,375,000.00	08/06/26
21	30510386	MF	Riverdale	GA	Actual/360	6.309%	61,661.71	0.00	0.00	N/A	01/06/29	--	11,350,000.00	11,350,000.00	07/06/25
22	30510259	MF	Memphis	TN	Actual/360	8.180%	73,960.83	0.00	0.00	N/A	11/06/28	--	10,500,000.00	10,500,000.00	05/06/26
23A2	30510298	LO	New York	NY	Actual/360	7.420%	63,894.44	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	08/06/26
24	30510356	MF	Baton Rouge	LA	Actual/360	7.290%	59,008.50	0.00	0.00	N/A	01/06/29	--	9,400,000.00	9,400,000.00	08/06/24
25	30510385	LO	Maumee	OH	Actual/360	7.610%	54,523.99	5,550.79	0.00	N/A	01/06/29	--	8,320,392.13	8,314,841.34	08/06/26
26	30510344	LO	Greensboro	NC	Actual/360	7.272%	53,227.00	0.00	0.00	N/A	01/06/29	--	8,500,000.00	8,500,000.00	08/06/26
27	30510234	MU	Brooklyn	NY	Actual/360	8.590%	61,394.64	0.00	0.00	N/A	11/06/28	--	8,300,000.00	8,300,000.00	08/06/26
28	30510389	Various Jersey City		NJ	Actual/360	7.610%	50,458.53	0.00	0.00	N/A	01/06/29	--	7,700,000.00	7,700,000.00	08/06/26
29A7	30510219	LO	Philadelphia	PA	Actual/360	8.705%	49,973.15	0.00	0.00	N/A	11/06/28	--	6,666,667.00	6,666,667.00	08/06/26
30	30510312	RT	West Palm Beach	FL	Actual/360	7.850%	40,558.33	0.00	0.00	N/A	12/06/28	--	6,000,000.00	6,000,000.00	08/06/26
31	30510345	MF	New York	NY	Actual/360	7.300%	33,316.39	0.00	0.00	N/A	01/06/29	--	5,300,000.00	5,300,000.00	07/06/26
32	30510343	MF	Lubbock	TX	Actual/360	7.551%	28,869.99	0.00	0.00	N/A	01/06/29	--	4,440,000.00	4,440,000.00	08/06/26
33	30510311	SS	Various	CT	Actual/360	7.480%	26,956.05	0.00	0.00	N/A	12/06/28	--	4,185,000.00	4,185,000.00	08/06/26
34	30510346	MF	Ridgewood	NY	Actual/360	7.660%	18,469.11	0.00	0.00	N/A	01/06/29	--	2,800,000.00	2,800,000.00	07/06/26
35	30510231	SS	Howell	MI	Actual/360	7.460%	14,453.75	0.00	0.00	N/A	11/06/28	--	2,250,000.00	2,250,000.00	08/06/26
36	30510377	SS	Enon	OH	Actual/360	6.955%	13,475.31	0.00	0.00	N/A	12/06/28	--	2,250,000.00	2,250,000.00	08/06/26
Totals							5,326,417.47	5,550.79	0.00				884,629,009.13	884,623,458.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,674,157.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-2	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-4	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-2	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-4	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	8,352,137.23	2,202,739.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	8,352,137.23	2,202,739.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	8,352,137.23	2,202,739.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	8,352,137.23	2,202,739.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,748,477.04	1,757,153.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A1	10,700,645.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1-C1	85,517,191.01	22,662,585.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1-C2	85,517,191.01	22,662,585.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-C1	85,517,191.01	22,662,585.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,857,934.11	1,312,473.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-1	23,931,835.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-2	23,931,835.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,804,065.58	2,808,314.90	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,642,473.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,107,474.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	974,328.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,248,003.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,778,339.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,717,318.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A1	905,223.73	0.00	--	--	--	0.00	0.00	57,903.61	338,746.54	82,032.82	0.00
18A2	905,223.73	0.00	--	--	--	0.00	0.00	48,349.51	282,853.33	0.00	0.00
19	2,492,409.66	714,719.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,223,467.88	469,107.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	79,577.65	0.00	--	--	03/06/26	4,604,648.95	161,412.05	36,502.18	625,954.49	94,870.37	0.00
22	1,500,650.76	0.00	--	--	--	0.00	0.00	73,818.79	219,429.58	0.00	0.00
23A2	13,042,267.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	01/06/26	3,334,233.46	242,390.89	37,957.87	1,146,687.55	317,665.01	0.00
25	645,413.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	289,331.64	(99,816.12)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	958,472.25	234,007.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	862,016.99	0.00	--	--	--	0.00	0.00	0.00	0.00	4,550.40	0.00
29A7	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	935,931.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	516,238.21	0.00	--	--	--	0.00	0.00	33,304.98	33,304.98	0.00	0.00
32	185,580.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	536,490.93	0.00	--	--	--	0.00	0.00	0.00	0.00	6,110.69	0.00
34	217,883.58	0.00	--	--	--	0.00	0.00	18,463.08	18,463.08	0.00	0.00
35	215,096.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	211,404.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	844,364,660.95	211,982,039.32				7,938,882.41	403,802.94	306,300.01	2,665,439.55	505,229.29	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	1	10,500,000.00	4	39,100,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992212%	6.972456%	29
07/10/26	0	0.00	0	0.00	4	39,100,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992216%	6.972459%	30
06/12/26	1	10,500,000.00	0	0.00	4	39,100,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992221%	6.972465%	31
05/12/26	0	0.00	2	18,350,000.00	2	20,750,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992225%	6.972468%	32
04/10/26	4	26,450,000.00	0	0.00	2	20,750,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992230%	6.972473%	33
03/12/26	0	0.00	0	0.00	2	20,750,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992234%	6.972477%	34
02/12/26	2	8,100,000.00	0	0.00	4	39,100,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992241%	6.972485%	35
01/12/26	2	35,500,000.00	2	18,350,000.00	2	20,750,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	6.992245%	6.972488%	36
12/12/25	2	18,350,000.00	0	0.00	2	20,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992248%	6.972492%	37
11/13/25	0	0.00	0	0.00	2	20,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992253%	6.972497%	38
10/10/25	0	0.00	1	11,350,000.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992257%	6.972501%	39
09/12/25	3	29,700,000.00	0	0.00	1	9,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992262%	6.972505%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18A1	30510372	02/06/26	5	6	57,903.61	338,746.54	92,237.32	10,000,000.00	01/08/26	2
18A2	30510373	02/06/26	5	6	48,349.51	282,853.33	0.00	8,350,000.00	01/08/26	2
21	30510386	07/06/25	12	6	36,502.18	625,954.49	300,212.26	11,350,000.00	07/28/25	2
22	30510259	05/06/26	2	2	73,818.79	219,429.58	0.00	10,500,000.00	06/12/26	98
24	30510356	08/06/24	23	6	37,957.87	1,146,687.55	1,316,568.96	9,400,000.00	11/07/24	7			11/19/25
31	30510345	07/06/26	0	A	33,304.98	33,304.98	0.00	5,300,000.00
34	30510346	07/06/26	0	A	18,463.08	18,463.08	1,500.00	2,800,000.00
Totals					306,300.01	2,665,439.55	1,710,518.54	57,700,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		884,623,458	835,023,458	40,200,000		9,400,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	884,623,458	835,023,458	0	10,500,000	29,700,000	9,400,000
Jul-26	884,629,009	845,529,009	0	0	29,700,000	9,400,000
Jun-26	884,636,273	835,036,273	10,500,000	0	29,700,000	9,400,000
May-26	884,641,740	845,541,740	0	18,350,000	11,350,000	9,400,000
Apr-26	884,648,923	837,448,923	26,450,000	0	11,350,000	9,400,000
Mar-26	884,654,308	863,904,308	0	0	11,350,000	9,400,000
Feb-26	884,664,923	837,464,923	8,100,000	0	29,700,000	9,400,000
Jan-26	884,670,204	810,070,204	35,500,000	18,350,000	11,350,000	9,400,000
Dec-25	884,675,450	845,575,450	18,350,000	0	20,750,000	0
Nov-25	884,682,421	863,932,421	0	0	20,750,000	0
Oct-25	884,687,588	863,937,588	0	11,350,000	9,400,000	0
Sep-25	884,694,483	845,594,483	29,700,000	0	9,400,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18A1	30510372	10,000,000.00	10,000,000.00	27,850,000.00	--	834,369.73	0.67000	12/31/25	01/06/29	I/O
18A2	30510373	8,350,000.00	8,350,000.00	27,850,000.00	--	834,369.73	0.67000	12/31/25	01/06/29	I/O
21	30510386	11,350,000.00	11,350,000.00	8,100,000.00	01/16/26	56,827.65	0.08000	12/31/25	01/06/29	I/O
22	30510259	10,500,000.00	10,500,000.00	18,100,000.00	09/21/23	1,478,450.76	1.70000	12/31/25	11/06/28	I/O
24	30510356	9,400,000.00	9,400,000.00	8,700,000.00	11/05/25	1,005,769.37	1.37000	--	01/06/29	I/O
Totals		49,600,000.00	49,600,000.00	90,600,000.00		4,209,787.24

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18A1	30510372	MF	Various	01/08/26	2

8/6/2026 - As of YE 2025, occupancy was a combined 84% across four properties and annual NOI was $1.23M resulting in DSCR of 0.66x. Updated financials have been requested but not provided. Special Servicer received approval to

	foreclose in 7/2026 and is preparing necessary assignments for non-judicial sales of collateral located in multiple jurisdictions.

18A2	30510373	Various	Various	01/08/26	2

8/6/2026 - As of YE 2025, occupancy was a combined 84% across four properties and annual NOI was $1.23M resulting in DSCR of 0.66x. Updated financials have been requested but not provided. Special Servicer received approval to

	foreclose in 7/2026 and is preparing necessary assignments for non-judicial sales of collateral located in multiple jurisdictions.

21	30510386	MF	GA	07/28/25	2

8/6/2026 - Receiver appointed 6/10/2026. Funding request from the Receiver to cover operating shortfalls approved and funded. Receiver is working to lease up the property and stabilize operations. Budget for remainder of 2026 received and

	currently under review.

22	30510259	MF	TN	06/12/26	98

8/6/2026 - Lender ordered and received a current inspection which shows further deterioration of the property and neglect. The inspector noted all units on the property appeared to be vacant. Counsel for Borrower and Guarantor is setting up a

	call with Lender''s counsel.

24	30510356	MF	LA	11/07/24	7

8/6/2026 - The Property became REO on 11/19/25. Special Servicer is working through deferred maintenance items, including a necessary roof replacement that is nearing completion, while evaluating disposition strategy. Current occupancy is

	56%. Disposition is projected by YE 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.48	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	317.04	0.00	0.00	0.00
18A1	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	25,005.99	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	5,000.00	0.00	0.00	20,923.47	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.81	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9.87)	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(7.48)	0.00	0.00	0.00
Total	0.00	0.00	20,000.00	0.00	0.00	45,929.46	0.00	0.00	306.98	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,236.44

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Supplemental Notes
None

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